Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 39,384,284	$ 9,466,363
Expenses
Cost of services (content, hosting and other)	43,745,518	7,805,474
General and administrative	14,503,576	3,131,479
Research and development	6,287,372	1,622,264
Sales and marketing	6,092,395	2,918,000
Finance costs	1,116,056	2,925,499
Share-based compensation	1,683,622	1,414,479
Foreign exchange loss	49,067	7,166
Amortization and depreciation	1,556,056	154,415
Total expenses	75,033,662	19,978,776
Loss from operations	(35,649,378)	(10,512,413)
Interest income, net	3,019,456	16,443
Other income, net		168,840
Changes in fair value of warrant liability	21,010,500
Changes in fair value of option liability		(3,214,286)
Loss before income taxes	(11,619,422)	(13,541,416)
Income tax recovery (expense)	215,428	(575)
Deferred tax recovery		128,459
Net loss and comprehensive loss	$ (11,403,994)	$ (13,413,532)
Loss per share:
Basic (in Dollars per share)	$ (0.05)	$ (0.06)
Diluted (in Dollars per share)	$ (0.05)	$ (0.06)
Weighted-average shares used to compute loss per share:
Basic (in Shares)	242,443,272	211,438,363
Diluted (in Shares)	242,443,272	211,438,363